Common Stock And Treasury Stock (Common Stock Repurchase Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					9 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013
Common Stock And Treasury Stock [Abstract]
Total Number of Shares Purchased	957,771	657,700	371,665	992,014	2,179,900	5,159,050
Average Price Paid per Share	$ 11.86	$ 11.16	$ 11.72	$ 11.93	$ 8.88	$ 10.52
Dollar Value of Shares that May Yet Be Purchased	$ 45,646	$ 57,024	$ 64,377	$ 68,742	$ 80,599	$ 45,646